Share-based payments (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted

The following weighted-average assumptions were used as inputs into the Black-Scholes option pricing model to determine the fair value of options on the date of grant, excluding the options granted pursuant to the acquisition of The PrivateBank:

For the year ended October 31	2019	2018	2017
Weighted-average assumptions
Risk-free interest rate	2.63%	2.08%	1.58%
Expected dividend yield	5.87%	5.15%	5.75%
Expected share price volatility	18.36%	14.74%	14.53%
Expected life	6 years	6 years	6 years
Share price/exercise price	$111.50	$120.02	$110.83

Summary of Stock Option Activity and Related Information
The following tables summarize the activities of the stock options and provide additional details related to stock options outstanding and vested.

As at or for the year ended October 31		2019		2018		2017
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price	Number of stock options	Weighted- average exercise price
Outstanding at beginning of year	4,713,163	$91.05	4,876,673	$84.28	4,073,451	$86.92
Granted	894,324	111.50	756,516	120.02	1,935,997	75.83
Exercised (2)	(393,055)	58.60	(876,309)	67.84	(990,934)	76.78
Forfeited	(35,714)	110.42	(42,443)	103.98	(133,581)	99.77
Cancelled/expired	(1,756)	45.63	(1,274)	45.08	(8,260)	58.99
Outstanding at end of year	5,176,962	$96.93	4,713,163	$91.05	4,876,673	$84.28
Exercisable at end of year	2,290,139	$80.27	1,898,125	$71.89	1,988,449	$64.28
Available for grant	10,133,844		10,990,698		1,777,497

(1)
For foreign currency-denominated options granted and exercised during the year, the weighted-average exercise prices are translated using exchange rates as at the grant date and settlement date, respectively. The weighted-average exercise price of outstanding balances as at October 31, 2019 reflects the conversion of foreign currency-denominated options at the year-end
exchange rate.

(2)	The weighted-average share price at the date of exercise was $106.94 (2018: $120.55; 2017: $110.44).

Summary of Stock Options Outstanding and Vested

As at October 31, 2019	Stock options outstanding			Stock options vested
Range of exercise prices	Number outstanding	Weighted- average contractual life remaining	Weighted- average exercise price	Number outstanding	Weighted- average exercise price
$11.00 – $55.00	299,179	2.72	$30.50	299,179	$30.50
$55.01 – $65.00	164,194	5.73	60.23	164,194	60.23
$65.01 – $75.00	235,996	1.77	71.33	235,996	71.33
$75.01 – $85.00	391,931	2.67	79.75	391,931	79.75
$85.01 – $95.00	392,973	4.29	90.93	388,894	90.94
$95.01 – $105.00	1,167,876	5.69	99.65	809,945	100.46
$105.01 – $115.00	1,783,985	8.15	111.14	–	–
$115.01 – $125.00	740,828	8.12	120.02	–	–
	5,176,962	6.20	$97.82	2,290,139	$80.27